Investors (FY) (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Oct. 28, 2016	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	May 01, 2019	Feb. 01, 2018	Sep. 30, 2016
Investors [Abstract]
Payment of equity distributions		$ 11,618	$ 9,887
Warrants [Member]
Investors [Abstract]
Common unit warrants issued (in shares)	25,000
Common unit warrants in exchange price	$ 1,000
One Water Assets & Operations [Member]
Investors [Abstract]
Preferred units outstanding (in shares)									68,000
OneWater LLC [Member]
Investors [Abstract]
Payment of equity distributions	41,300			$ 11,087	$ 3,256	$ 47,202
Related party advance amount	1,500
Equity syndication costs	2,100					$ 2,100
Debt issuance costs	$ 900
OneWater LLC [Member] | Warrants [Member]
Investors [Abstract]
Common unit warrants issued (in shares)	25,000
Common unit warrants in exchange price	$ 1,000
OneWater LLC [Member] | One Water Assets & Operations [Member]
Investors [Abstract]
Preferred units outstanding (in shares)	68,000								68,000
Cash consideration received on exchange of shares	$ 67,000
OneWater LLC [Member] | Line of Credit [Member]
Investors [Abstract]
Repayment of debt	2,200
OneWater LLC [Member] | Notes Payable [Member]
Investors [Abstract]
Repayment of debt	20,400
OneWater LLC [Member] | Related Party Notes Payable [Member]
Investors [Abstract]
Repayment of debt	1,000
OneWater LLC [Member] | Multi-Draw Term Loan with GS and BIP [Member]
Investors [Abstract]
Face amount of debt	$ 20,000						$ 60,000	$ 50,000
Interest rate	10.00%			10.00%
Frequency of periodic payment				Quarterly
Percentage of Quarterly Principal Payments of Aggregate Principal Balance	5.00%
Maturity date				Oct. 28, 2021